Shareholder Report, Line Graph (Details) - USD ($)							12 Months Ended
	Jun. 30, 2023	Jan. 31, 2018	Oct. 17, 2016	Apr. 22, 2016	Jul. 30, 2015	Dec. 31, 2014	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000078064
Account Value [Line Items]
Line Graph and Table Measure Name								Large Cap Fund, Class F Shares
Account Value							$ 273,003	$ 100,000	$ 206,310	$ 174,560	$ 210,948	$ 162,349	$ 150,787	$ 149,038	$ 127,598	$ 108,246	$ 98,272
C000147400
Account Value [Line Items]
Line Graph and Table Measure Name						Large Cap Fund, Class Y Shares
Account Value						$ 100,000	267,921		202,031	170,365	205,464	157,652	146,160	144,087	123,066	104,156	94,260
C000018198
Account Value [Line Items]
Line Graph and Table Measure Name								Large Cap Value Fund, Class F Shares
Account Value							214,916	$ 100,000	171,805	150,669	167,970	121,536	134,975	136,214	122,124	103,385	93,854
C000018197
Account Value [Line Items]
Line Graph and Table Measure Name								Large Cap Value Fund, Class I Shares
Account Value							$ 210,220	$ 100,000	168,429	148,023	165,422	119,933	133,517	135,050	121,336	102,966	93,664
C000147390
Account Value [Line Items]
Line Graph and Table Measure Name							Large Cap Value Fund, Class Y Shares
C000018193
Account Value [Line Items]
Line Graph and Table Measure Name								Large Cap Growth Fund, Class F Shares
Account Value							$ 388,831	$ 100,000	272,465	216,443	284,455	226,126	168,660	164,660	132,003	112,928	102,873
C000018192
Account Value [Line Items]
Line Graph and Table Measure Name								Large Cap Growth Fund, Class I Shares
Account Value							$ 380,305	$ 100,000	267,083	212,624	280,057	223,096	166,806	163,179	131,147	112,450	102,653
C000147387
Account Value [Line Items]
Line Graph and Table Measure Name							Large Cap Growth Fund, Class Y Shares
C000198269
Account Value [Line Items]
Line Graph and Table Measure Name		Large Cap Index Fund, Class F Shares
Account Value		$ 100,000					$ 221,065		163,388	135,139	163,559	125,201	108,239	104,469
C000018201
Account Value [Line Items]
Line Graph and Table Measure Name								Tax-Managed Large Cap Fund, Class F Shares
Account Value							$ 275,767	$ 100,000	214,152	180,806	212,005	160,807	149,118	147,033	125,683	107,250	98,013
C000147392
Account Value [Line Items]
Line Graph and Table Measure Name							Tax-Managed Large Cap Fund, Class Y Shares
C000051280
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index Fund, Class F Shares
C000051282
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index Fund, Class I Shares
C000078067
Account Value [Line Items]
Line Graph and Table Measure Name								Small Cap Fund, Class F Shares
Account Value							$ 214,953	$ 100,000	170,224	153,552	187,216	123,279	126,568	141,967	122,853	107,496	99,755
C000147401
Account Value [Line Items]
Line Graph and Table Measure Name							Small Cap Fund, Class Y Shares
C000018195
Account Value [Line Items]
Line Graph and Table Measure Name								Small Cap Value Fund, Class F Shares
Account Value							$ 194,094	$ 100,000	157,344	138,044	165,496	103,803	123,615	136,771	128,054	110,761	99,245
C000018194
Account Value [Line Items]
Line Graph and Table Measure Name								Small Cap Value Fund, Class I Shares
Account Value							$ 189,789	$ 100,000	154,194	135,609	162,926	102,438	122,239	135,561	127,177	110,238	99,013
C000147388
Account Value [Line Items]
Line Graph and Table Measure Name							Small Cap Value Fund, Class Y Shares
C000018191
Account Value [Line Items]
Line Graph and Table Measure Name								Small Cap Growth Fund, Class F Shares
Account Value							$ 220,817	$ 100,000	170,771	159,137	212,804	151,175	143,049	166,130	132,640	111,214	102,505
C000018190
Account Value [Line Items]
Line Graph and Table Measure Name								Small Cap Growth Fund, Class I Shares
Account Value							$ 215,312	$ 100,000	166,939	155,967	209,102	148,910	141,224	164,455	131,650	110,656	102,227
C000147386
Account Value [Line Items]
Line Graph and Table Measure Name							Small Cap Growth Fund, Class Y Shares
C000018202
Account Value [Line Items]
Line Graph and Table Measure Name								Tax-Managed Small/Mid Cap Fund, Class F Shares
Account Value							$ 209,997	$ 100,000	164,850	149,574	184,567	127,710	135,104	147,281	127,643	109,181	100,579
C000147393
Account Value [Line Items]
Line Graph and Table Measure Name							Tax-Managed Small/Mid Cap Fund, Class Y Shares
C000018199
Account Value [Line Items]
Line Graph and Table Measure Name								Mid-Cap Fund, Class F Shares
Account Value							$ 243,497	$ 100,000	189,421	169,480	200,983	144,081	148,342	153,091	134,988	114,869	100,673
C000030067
Account Value [Line Items]
Line Graph and Table Measure Name								Mid-Cap Fund, Class I Shares
Account Value							$ 238,156	$ 100,000	185,604	166,461	197,885	142,169	146,756	151,721	134,134	114,335	100,432
C000147391
Account Value [Line Items]
Line Graph and Table Measure Name							Mid-Cap Fund, Class Y Shares
C000018203
Account Value [Line Items]
Line Graph and Table Measure Name								U.S. Managed Volatility Fund, Class F Shares
Account Value							$ 234,492	$ 100,000	187,712	170,289	181,122	150,445	158,142	146,577	131,067	117,177	104,612
C000036885
Account Value [Line Items]
Line Graph and Table Measure Name								U.S. Managed Volatility Fund, Class I Shares
Account Value							$ 228,735	$ 100,000	183,512	167,000	178,146	148,248	156,324	145,257	130,215	116,706	104,425
C000147394
Account Value [Line Items]
Line Graph and Table Measure Name							U.S. Managed Volatility Fund, Class Y Shares
C000030063
Account Value [Line Items]
Line Graph and Table Measure Name								Global Managed Volatility Fund, Class F Shares
Account Value							$ 205,597	$ 100,000	168,145	149,816	164,969	144,199	150,721	143,884	133,077	119,715	105,869
C000036887
Account Value [Line Items]
Line Graph and Table Measure Name								Global Managed Volatility Fund, Class I Shares
Account Value							$ 200,353	$ 100,000	164,413	146,710	161,870	141,983	148,696	142,356	131,965	119,106	105,428
C000147396
Account Value [Line Items]
Line Graph and Table Measure Name							Global Managed Volatility Fund, Class Y Shares
C000047774
Account Value [Line Items]
Line Graph and Table Measure Name								Tax-Managed Managed Volatility Fund, Class F Shares
Account Value							$ 268,476	$ 100,000	207,672	187,123	191,873	158,887	161,360	150,582	134,138	118,879	105,916
C000147398
Account Value [Line Items]
Line Graph and Table Measure Name							Tax-Managed Managed Volatility Fund, Class Y Shares
C000171910
Account Value [Line Items]
Line Graph and Table Measure Name			Tax-Managed International Managed Volatility Fund, Class F Shares
Account Value			$ 100,000				$ 145,299		119,406	98,811	124,565	110,007	113,504	116,724	115,647
C000171911
Account Value [Line Items]
Line Graph and Table Measure Name			Tax-Managed International Managed Volatility Fund, Class Y Shares
Account Value			$ 100,000				148,083		121,392	100,308	126,076	111,101	114,350	117,245	115,904
C000018189
Account Value [Line Items]
Line Graph and Table Measure Name								Real Estate Fund, Class F Shares
Account Value							218,444	$ 100,000	161,110	156,882	189,943	137,230	159,964	136,310	129,773	130,520	111,436
C000036883
Account Value [Line Items]
Line Graph and Table Measure Name								Real Estate Fund, Class I Shares
Account Value							$ 213,677	$ 100,000	157,990	154,234	187,031	135,392	158,137	135,093	128,908	129,951	111,160
C000147385
Account Value [Line Items]
Line Graph and Table Measure Name							Real Estate Fund, Class Y Shares
C000018187
Account Value [Line Items]
Line Graph and Table Measure Name								Core Fixed Income Fund, Class F Shares
C000018186
Account Value [Line Items]
Line Graph and Table Measure Name								Core Fixed Income Fund, Class I Shares
C000147384
Account Value [Line Items]
Line Graph and Table Measure Name							Core Fixed Income Fund, Class Y Shares
C000018196
Account Value [Line Items]
Line Graph and Table Measure Name								High Yield Bond Fund, Class F Shares
Account Value							$ 162,100	$ 100,000	141,907	129,858	149,235	126,640	127,056	121,878	117,318	106,895	96,789
C000036884
Account Value [Line Items]
Line Graph and Table Measure Name								High Yield Bond Fund, Class I Shares
Account Value							$ 157,629	$ 100,000	138,336	126,791	145,977	124,006	124,583	120,034	115,853	105,655	96,093
C000147389
Account Value [Line Items]
Line Graph and Table Measure Name							High Yield Bond Fund, Class Y Shares
C000167937
Account Value [Line Items]
Line Graph and Table Measure Name				Conservative Income Fund, Class F Shares
Account Value				$ 100,000			$ 117,724		111,615	106,697	106,005	105,995	104,989	102,611	100,996	100,160
C000167938
Account Value [Line Items]
Line Graph and Table Measure Name				Conservative Income Fund, Class Y Shares
Account Value				$ 100,000			118,732		112,457	107,329	106,586	106,469	105,357	102,867	101,147	100,203
C000167939
Account Value [Line Items]
Line Graph and Table Measure Name				Tax-Free Conservative Income Fund, Class F Shares
Account Value				$ 100,000			110,612		107,027	103,990	103,693	103,683	103,019	101,626	100,631	100,116
C000167940
Account Value [Line Items]
Line Graph and Table Measure Name				Tax-Free Conservative Income Fund, Class Y Shares
Account Value				$ 100,000			111,583		107,751	104,694	104,234	104,119	103,360	101,861	100,761	100,159
C000036881
Account Value [Line Items]
Line Graph and Table Measure Name								Real Return Fund, Class F Shares
Account Value							$ 121,094	$ 100,000	112,572	109,887	115,092	109,340	104,157	100,987	100,747	100,719	98,435
C000147397
Account Value [Line Items]
Line Graph and Table Measure Name							Real Return Fund, Class Y Shares
C000158774
Account Value [Line Items]
Line Graph and Table Measure Name					Dynamic Asset Allocation Fund, Class F Shares
C000158775
Account Value [Line Items]
Line Graph and Table Measure Name					Dynamic Asset Allocation Fund, Class Y Shares
C000085250
Account Value [Line Items]
Line Graph and Table Measure Name								Multi-Strategy Alternative Fund, Class F Shares
Account Value							$ 132,135	$ 100,000	119,136	113,030	121,853	112,232	106,992	107,180	104,966	100,327	97,024
C000147402
Account Value [Line Items]
Line Graph and Table Measure Name							Multi-Strategy Alternative Fund, Class Y Shares
C000243126
Account Value [Line Items]
Line Graph and Table Measure Name	Liquid Alternative Fund, Class F Shares
Account Value	$ 100,000						$ 109,107		101,600
C000243125
Account Value [Line Items]
Line Graph and Table Measure Name	Liquid Alternative Fund, Class Y Shares
Account Value	$ 100,000						109,349		101,700
C000109624
Account Value [Line Items]
Line Graph and Table Measure Name								Multi-Asset Accumulation Fund, Class F Shares
Account Value							$ 140,726	$ 100,000	120,600	117,557	148,406	130,484	128,544	114,829	111,559	106,925	96,017
C000147403
Account Value [Line Items]
Line Graph and Table Measure Name							Multi-Asset Accumulation Fund, Class Y Shares
C000109625
Account Value [Line Items]
Line Graph and Table Measure Name								Multi-Asset Income Fund, Class F Shares
Account Value							$ 153,741	$ 100,000	131,903	121,977	145,599	132,880	130,456	120,466	118,615	110,961	103,331
C000147404
Account Value [Line Items]
Line Graph and Table Measure Name							Multi-Asset Income Fund, Class Y Shares
C000109626
Account Value [Line Items]
Line Graph and Table Measure Name								Multi-Asset Inflation Managed Fund, Class F Shares
Account Value							$ 116,167	$ 100,000	109,411	107,841	102,609	89,448	92,608	93,184	92,222	94,168	93,184
C000147405
Account Value [Line Items]
Line Graph and Table Measure Name							Multi-Asset Inflation Managed Fund, Class Y Shares
C000109627
Account Value [Line Items]
Line Graph and Table Measure Name								Multi-Asset Capital Stability Fund, Class F Shares
Account Value							$ 127,784	$ 100,000	116,075	111,402	116,337	112,650	109,851	105,686	103,872	102,052	100,571
C000147406
Account Value [Line Items]
Line Graph and Table Measure Name							Multi-Asset Capital Stability Fund, Class Y Shares
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value						$ 100,000	334,481		245,308	201,705	238,625	183,551	159,403	152,899	129,674	109,328	94,714
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value		$ 100,000					228,771		167,780	137,958	163,210	125,541	109,025	104,576
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex-USA Index (Net) (USD)
Account Value							166,302	$ 100,000	132,667	110,199	147,259	118,838	115,375	116,810	114,787	95,968	87,837
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex-USA Index (Net) (USD)
Account Value							$ 166,302	$ 100,000	132,667	110,199	147,259	118,838	115,375	116,810	114,787	95,968	87,837
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI ex-USA Index (Net) (USD)
Account Value							$ 166,302	$ 100,000	132,667	110,199	147,259	118,838	115,375	116,810	114,787	95,968	87,837
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex-USA Index (Net) (USD)
Account Value			$ 100,000				175,816		140,257	116,504	155,684	125,637	121,976	123,493	121,355
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex-USA Index (Net) (USD)
Account Value			$ 100,000				175,816		140,257	116,504	155,684	125,637	121,976	123,493	121,355
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value							$ 350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							$ 120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							$ 120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							$ 120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							$ 120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index (USD)
Account Value				$ 100,000			113,850		102,045	101,391	118,725	119,797	111,976	101,523	102,773	102,698
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index (USD)
Account Value				$ 100,000			113,850		102,045	101,391	118,725	119,797	111,976	101,523	102,773	102,698
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index (USD)
Account Value				$ 100,000			113,850		102,045	101,391	118,725	119,797	111,976	101,523	102,773	102,698
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index (USD)
Account Value				$ 100,000			113,850		102,045	101,391	118,725	119,797	111,976	101,523	102,773	102,698
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							$ 120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							$ 120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value					$ 100,000		322,900		236,814	194,721	230,363	177,195	153,884	147,605	125,184	105,543	91,434
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value					$ 100,000		322,900		236,814	194,721	230,363	177,195	153,884	147,605	125,184	105,543	91,434
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							$ 120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							$ 120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 100,000						107,964		96,769
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 100,000						107,964		96,769
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex-USA Index (Net) (USD)
Account Value							$ 166,302	$ 100,000	132,667	110,199	147,259	118,838	115,375	116,810	114,787	95,968	87,837
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI ex-USA Index (Net) (USD)
Account Value							$ 166,302	$ 100,000	132,667	110,199	147,259	118,838	115,375	116,810	114,787	95,968	87,837
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							$ 120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							$ 120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							$ 120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							$ 120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							$ 120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index (USD)
Account Value							$ 120,044	$ 100,000	107,597	106,908	125,184	126,315	118,068	107,047	108,364	108,286	102,941
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Index (USD)
Account Value							342,568	$ 100,000	252,483	208,330	251,653	192,155	165,632	159,456	135,402	114,226	99,386
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000 Index (USD)
Account Value						$ 100,000	326,625		240,732	198,634	239,941	183,212	157,923	152,035	129,101	108,910	94,761
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Value Index (USD)
Account Value							241,835	$ 100,000	189,286	165,405	186,608	138,216	145,529	139,931	127,849	111,055	95,576
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Value Index (USD)
Account Value							$ 241,835	$ 100,000	189,286	165,405	186,608	138,216	145,529	139,931	127,849	111,055	95,576
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000 Value Index (USD)
Account Value							$ 241,835	$ 100,000	189,286	165,405	186,608	138,216	145,529	139,931	127,849	111,055	95,576
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Growth Index (USD) (TR)
Account Value							461,454	$ 100,000	324,533	254,095	328,245	257,816	187,459	180,759	143,123	117,371	103,173
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Growth Index (USD) (TR)
Account Value							$ 461,454	$ 100,000	324,533	254,095	328,245	257,816	187,459	180,759	143,123	117,371	103,173
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000 Growth Index (USD) (TR)
Account Value							$ 461,454	$ 100,000	324,533	254,095	328,245	257,816	187,459	180,759	143,123	117,371	103,173
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index (USD)
Account Value		$ 100,000					225,011		165,840	136,839	165,294	126,214	108,793	104,737
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Index (USD)
Account Value							$ 342,568	$ 100,000	252,483	208,330	251,653	192,155	165,632	159,456	135,402	114,226	99,386
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000 Index (USD)
Account Value							$ 342,568	$ 100,000	252,483	208,330	251,653	192,155	165,632	159,456	135,402	114,226	99,386
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000 Index (USD)
Account Value							$ 232,101	$ 100,000	183,100	168,090	219,719	148,783	148,205	162,664	141,155	116,906	101,246
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000 Index (USD)
Account Value							$ 232,101	$ 100,000	183,100	168,090	219,719	148,783	148,205	162,664	141,155	116,906	101,246
Russell 2000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000 Value Index (USD)
Account Value							220,417	$ 100,000	175,103	162,370	197,257	120,334	141,370	154,074	140,928	116,905	98,398
Russell 2000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000 Value Index (USD)
Account Value							$ 220,417	$ 100,000	175,103	162,370	197,257	120,334	141,370	154,074	140,928	116,905	98,398
Russell 2000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000 Value Index (USD)
Account Value							$ 220,417	$ 100,000	175,103	162,370	197,257	120,334	141,370	154,074	140,928	116,905	98,398
Russell 2000 Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000 Growth Index (USD)
Account Value							235,600	$ 100,000	184,556	168,403	238,099	178,666	154,402	170,863	141,134	116,658	104,044
Russell 2000 Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000 Growth Index (USD)
Account Value							$ 235,600	$ 100,000	184,556	168,403	238,099	178,666	154,402	170,863	141,134	116,658	104,044
Russell 2000 Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000 Growth Index (USD)
Account Value							$ 235,600	$ 100,000	184,556	168,403	238,099	178,666	154,402	170,863	141,134	116,658	104,044
Russell 2500 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500 Index (USD)
Account Value							$ 247,726	$ 100,000	196,348	176,438	223,644	154,207	150,859	157,218	135,307	114,869	100,379
Russell 2500 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2500 Index (USD)
Account Value							$ 247,726	$ 100,000	196,348	176,438	223,644	154,207	150,859	157,218	135,307	114,869	100,379
Russell Midcap Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap Index (USD)
Account Value							263,963	$ 100,000	204,103	179,912	223,200	161,613	154,576	149,804	131,430	113,966	99,752
Russell Midcap Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap Index (USD)
Account Value							$ 263,963	$ 100,000	204,103	179,912	223,200	161,613	154,576	149,804	131,430	113,966	99,752
Russell Midcap Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap Index (USD)
Account Value							$ 263,963	$ 100,000	204,103	179,912	223,200	161,613	154,576	149,804	131,430	113,966	99,752
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 ™ Index (USD)
Account Value							334,317	$ 100,000	247,288	205,284	249,214	188,977	164,326	159,667	135,795	114,395	99,505
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 ™ Index (USD)
Account Value							$ 334,317	$ 100,000	247,288	205,284	249,214	188,977	164,326	159,667	135,795	114,395	99,505
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 ™ Index (USD)
Account Value							$ 334,317	$ 100,000	247,288	205,284	249,214	188,977	164,326	159,667	135,795	114,395	99,505
MSCI World Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index (Net) (USD)
Account Value							261,136	$ 100,000	197,193	161,695	201,195	156,182	141,460	138,921	124,887	105,688	94,909
MSCI World Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index (Net) (USD)
Account Value							$ 261,136	$ 100,000	197,193	161,695	201,195	156,182	141,460	138,921	124,887	105,688	94,909
MSCI World Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI World Index (Net) (USD)
Account Value							$ 261,136	$ 100,000	197,193	161,695	201,195	156,182	141,460	138,921	124,887	105,688	94,909
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 ™ Index (USD)
Account Value							$ 334,317	$ 100,000	247,288	205,284	249,214	188,977	164,326	159,667	135,795	114,395	99,505
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 ™ Index (USD)
Account Value							$ 334,317	$ 100,000	247,288	205,284	249,214	188,977	164,326	159,667	135,795	114,395	99,505
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index (Net) (USD)
Account Value			$ 100,000				183,827		147,338	117,264	156,625	124,572	123,959	125,642	122,295
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index (Net) (USD)
Account Value			$ 100,000				183,827		147,338	117,264	156,625	124,572	123,959	125,642	122,295
Wilshire US Real Estate Securities Index (RESI) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Wilshire US Real Estate Securities Index (RESI) (USD)
Account Value							214,326	$ 100,000	160,477	154,186	187,023	135,438	164,665	139,224	133,734	132,670	112,006
Wilshire US Real Estate Securities Index (RESI) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Wilshire US Real Estate Securities Index (RESI) (USD)
Account Value							$ 214,326	$ 100,000	160,477	154,186	187,023	135,438	164,665	139,224	133,734	132,670	112,006
Wilshire US Real Estate Securities Index (RESI) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Wilshire US Real Estate Securities Index (RESI) (USD)
Account Value							$ 214,326	$ 100,000	160,477	154,186	187,023	135,438	164,665	139,224	133,734	132,670	112,006
ICE BofA U.S. High Yield Constrained Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. High Yield Constrained Index (USD)
Account Value							162,087	$ 100,000	140,130	127,165	147,977	132,764	129,879	122,183	118,688	108,835	96,465
ICE BofA U.S. High Yield Constrained Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. High Yield Constrained Index (USD)
Account Value							$ 162,087	$ 100,000	140,130	127,165	147,977	132,764	129,879	122,183	118,688	108,835	96,465
ICE BofA U.S. High Yield Constrained Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA U.S. High Yield Constrained Index (USD)
Account Value							$ 162,087	$ 100,000	140,130	127,165	147,977	132,764	129,879	122,183	118,688	108,835	96,465
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value				$ 100,000			117,596		111,511	106,738	106,084	106,010	104,857	102,414	100,810	100,153
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value				$ 100,000			117,596		111,511	106,738	106,084	106,010	104,857	102,414	100,810	100,153
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value				$ 100,000			117,596		111,511	106,738	106,084	106,010	104,857	102,414	100,810	100,153
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value				$ 100,000			117,596		111,511	106,738	106,084	106,010	104,857	102,414	100,810	100,153
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-5 Year U.S. TIPS Index (USD)
Account Value							$ 126,533	$ 100,000	117,240	114,001	118,858	112,279	106,566	102,787	102,038	101,624	98,781
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-5 Year U.S. TIPS Index (USD)
Account Value							$ 126,533	$ 100,000	117,240	114,001	118,858	112,279	106,566	102,787	102,038	101,624	98,781
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value							$ 117,767	$ 100,000	111,674	106,894	106,239	106,165	105,009	102,563	100,957	100,299	100,025
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value							$ 117,767	$ 100,000	111,674	106,894	106,239	106,165	105,009	102,563	100,957	100,299	100,025
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value	$ 100,000						106,842		101,314
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value	$ 100,000						106,842		101,314
60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Account Value							$ 213,690	$ 100,000	174,005	153,239	177,362	151,939	140,991	131,883	121,992	110,212	100,835
60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Account Value							$ 213,690	$ 100,000	174,005	153,239	177,362	151,939	140,991	131,883	121,992	110,212	100,835
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net)
Account Value							159,889	$ 100,000	137,710	128,583	150,138	138,596	129,956	120,329	116,600	109,697	99,870
45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name								45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index
Account Value							$ 138,238	$ 100,000	138,238	128,583	150,138	138,596	129,956	120,329	116,600	109,697	99,870
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net)
Account Value [Line Items]
Line Graph and Table Measure Name							45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net)
Account Value							$ 159,889	100,000	137,710	128,583	150,138	138,596	129,956	120,329	116,600	109,697	99,870
45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index
Account Value							$ 138,238	$ 100,000	138,238	128,583	150,138	138,596	129,956	120,329	116,600	109,697	99,870
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Account Value							$ 137,184	$ 100,000	125,649	120,929	123,264	107,305	103,324	101,501	98,739	97,014	93,804
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Account Value							$ 137,184	$ 100,000	125,649	120,929	123,264	107,305	103,324	101,501	98,739	97,014	93,804
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name								95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Account Value							$ 125,022	$ 100,000	115,199	111,086	117,588	115,665	110,786	105,810	104,714	103,161	101,127
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Account Value							$ 125,022	$ 100,000	$ 115,199	$ 111,086	$ 117,588	$ 115,665	$ 110,786	$ 105,810	$ 104,714	$ 103,161	$ 101,127